Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Basic earnings per share
Net income attributable to equity shareholders		$ 1,518	$ 1,864	$ 1,647	$ 3,382	$ 3,268
Less: Preferred share dividends and distributions on other equity instruments		47	41	51	88	81
Common shareholders		$ 1,471	$ 1,823	$ 1,596	$ 3,294	$ 3,187
Weighted-average common shares outstanding (thousands)		902,489	901,870	896,910	902,174	895,717
Basic earnings per share	[1]	$ 1.63	$ 2.02	$ 1.78	$ 3.65	$ 3.56
Diluted earnings per share
Net income attributable to common shareholders		$ 1,471	$ 1,823	$ 1,596	$ 3,294	$ 3,187
Weighted-average common shares outstanding (thousands)		902,489	901,870	896,910	902,174	895,717
Add: Stock options potentially exercisable (2) (thousands)		2,910	2,839	1,592	2,874	1,256
Add: Equity-settled consideration (thousands)		340	323	188	332	268
Weighted-average diluted common shares outstanding (thousands)		905,739	905,032	898,690	905,380	897,241
Diluted earnings per share		$ 1.62	$ 2.01	$ 1.78	$ 3.64	$ 3.55

[1]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.